Issued capital and reserves - Share capital (Details) $ in Millions	1 Months Ended
	Mar. 31, 2017 € / shares shares	Dec. 31, 2018 € / shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Mar. 20, 2017 shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Issued capital and reserves
Ordinary shares issued			236,300,000	236,300,000
Share capital | $			$ 23	$ 23
Cancellation of ordinary shares	(11,111,200)
Class A common shares
Issued capital and reserves
Ordinary shares issued			18,600,000	18,600,000	18,630,000
Par value per share | € / shares	€ 0.01	€ 0.01
Class B common shares
Issued capital and reserves
Ordinary shares issued	217,696,000		217,700,000	217,700,000
Share capital | $			$ 23	$ 23
Par value per share | € / shares	€ 0.10	€ 0.10